INVESTMENTS IN AFFILIATES - Other investments (Details)			1 Months Ended	12 Months Ended
	Oct. 04, 2018 USD ($)	Sep. 08, 2015 USD ($) item	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) item shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Sep. 05, 2018 ¥ / shares shares	Nov. 22, 2017 shares	Oct. 26, 2017 ¥ / shares shares
Other investments
Cash consideration for acquisition of the entity | $				$ 11,036,000	$ 92,925,000	$ 124,737,000
Common shares issued				59,180,624	58,496,685
Equity in earnings (loss) of unconsolidated investees | $				$ 5,908,000	$ 9,411,000	(4,404,000)
Impairment loss of investment | $				$ 5,738,000	$ 3,686,000	$ 0
Canadian Solar Inc
Other investments
Common shares issued				33,895
Initial private investment | Canadian Solar Inc
Other investments
Common shares issued				1,500
Over allotment
Other investments
Common shares issued							7,000	2,890
Common shares exercised | $	$ 2,333
Suzhou Financial Leasing Co., Ltd.
Other investments
Ownership percentage				6.00%	6.00%
Tranquillity
Other investments
Ownership percentage					49.00%
Roserock
Other investments
Ownership percentage				49.00%	49.00%
Garland
Other investments
Ownership percentage					49.00%
Pirapora Solar Holding S.A.
Other investments
Ownership percentage					20.00%
eNow Inc
Other investments
Ownership percentage			10.00%
Impairment loss of investment | $			$ 700,000
SZSP | Suzhou Financial Leasing Co., Ltd.
Other investments
Number of board members designated by the acquired entity | item		1
Number of board members | item		5
Cash consideration for acquisition of the interest | $		$ 13,860,000
Voting interest hold (as a percent)		6.00%
Canadian Solar Infrastructure Fund, Inc
Other investments
Number of board members designated by the acquired entity | item				1
Number of board members | item				3
Common shares issued				231,190
Canadian Solar Infrastructure Fund, Inc | Canadian Solar Inc
Other investments
Percentage of ownership after sale transaction				14.66%
Canadian Solar Infrastructure Fund, Inc | Initial public offer
Other investments
Common shares issued							46,667		177,800
Share Price | ¥ / shares							¥ 102,180		¥ 100,000
Canadian Solar Infrastructure Fund, Inc | Initial public offer | Canadian Solar Inc
Other investments
Common shares issued									25,395